Related Party Transactions (Details) - USD ($)			1 Months Ended	3 Months Ended					12 Months Ended
	Nov. 13, 2024	Aug. 24, 2024	Jan. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Cost of revenues				$ 326,322,000	$ 11,652,662,000				$ 11,652,662
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Other Receivable - Related Party				416,000	417,095				417,095
Other receivable, related party				416,000	427,000				427,000
Wages and benefits				741,000	1,026,034,000		36,000	144,000,000	1,026,034	144,000
Short-term advances, related party							135,000
Accounts receivable				272,584,000	32,528,000				32,528,000
Accounts payable				270,977,000	34,441,000				34,441,000
Settlement of related party liabilities, Value						$ 675,700
Common and preferred stock issued for cash and acquisition Share (in Shares)		1,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents					1,094,000				1,094,000
Chief Executive Officer - Accrued Salaries
Related Party Transaction [Line Items]
Wages and benefits				36,000			36,000
Related party advances and accruals				612,000	576,000			432,000	576,000	432,000
SKY PLL OU
Related Party Transaction [Line Items]
Related party advances and accruals					10,000				10,000
Short-term advances, related party				10,000			$ 10,000		10,000
Member of the Board of Directors 1
Related Party Transaction [Line Items]
Related party advances and accruals				10,000
Short-term advances, related party				10
Chief Executive Officer
Related Party Transaction [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold									144,000
B Holdings OU
Related Party Transaction [Line Items]
Short-term advances, related party									204,590
Former Chairman and Affiliates
Related Party Transaction [Line Items]
Related party advances and accruals					0			550,700	0	550,700
Total Demand Deposits									125,000	550,700
NNN
Related Party Transaction [Line Items]
Proceeds from Issuance of Common Stock										1,010,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents								$ 4,955		4,955
Development Services										$ 145,000
Mexedia SpA [Member]
Related Party Transaction [Line Items]
Cost of revenues				16
Accounts receivable				9,332
Accounts payable				3,683
Telvantis
Related Party Transaction [Line Items]
Cost of revenues			$ 117
Loan obligations				$ 7,259	7,277				7,277
Mexedia DAC [Member]
Related Party Transaction [Line Items]
Accounts receivable					11,710				11,710
Accounts payable					9,261				9,261
Accounts receivable					9,010,266				9,010,266
Accounts payable					$ 3,168,784				$ 3,168,784
Series Quantum Preferred Stock
Related Party Transaction [Line Items]
Common and preferred stock issued for cash and acquisition Share (in Shares)										1,000,000
Series Quantum Preferred Stock | NNN
Related Party Transaction [Line Items]
Common and preferred stock issued for cash and acquisition Share (in Shares)	1,000,000								1,000,000	1,000,000
Common Stock
Related Party Transaction [Line Items]
Common and preferred stock issued for cash and acquisition Share (in Shares)										5,050,000
Common Stock | NNN
Related Party Transaction [Line Items]
Common and preferred stock issued for cash and acquisition Share (in Shares)										5,050,000